As filed with the Securities and Exchange Commission on September 12, 2012
Registration No. 033-13954
811-05141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                    ☐
Post-Effective Amendment No. 92     ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☐
Amendment No. 93     ☑
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive,
P.O. Box 7500,
Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(949) 219-3202
Audrey L. Cheng, Esq.
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on September 14, 2012 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 92 to the Registration Statement for the Pacific Select Fund (the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Registrant’s PEA No. 91, which was filed with the Securities and Exchange Commission on June 29, 2012. This PEA No. 92 is filed solely for the purpose of designating September 14, 2012 as the new effective date of PEA No. 91.

SIGNATURES
Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 12th day of September, 2012.

PACIFIC SELECT FUND

By:	/s/ Audrey L. Cheng
Audrey L. Cheng, Assistant Vice President and Counsel,
Pacific Life Insurance Company
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 92 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

	Chairman of the Board and Trustee	September 12, 2012
James T. Morris*
	Chief Executive Officer	September 12, 2012
Mary Ann Brown*
	Vice President and Treasurer (Principal Financial and Accounting Officer)	September 12, 2012
Brian D. Klemens*
	Trustee	September 12, 2012
Gale K. Caruso*
	Trustee	September 12, 2012
Lucie H. Moore*
	Trustee	September 12, 2012
G. Thomas Willis*
	Trustee	September 12, 2012
Frederick L. Blackmon*
	Trustee	September 12, 2012
Nooruddin S. Veerjee*

*By: /s/ Audrey L. Cheng Audrey L. Cheng,	September 12, 2012
as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Matthew Curtin, Greg Larson, Joseph Lallande, Audrey Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of the Fund hereby execute this Power of Attorney effective the 15th day of March, 2012.

NAME	TITLE

/s/ James T. Morris James T. Morris	Chairman and Trustee

/s/ Mary Ann Brown Mary Ann Brown	Chief Executive Officer

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer

/s/ Frederick L. Blackmon Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso Gale K. Caruso	Trustee